Intangible Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expenses for acquired intangible assets	$ 911	$ 1,043	$ 665
Expected amortization expenses, 2014	649
Expected amortization expenses, 2015	335
Expected amortization expenses, 2016	254
Expected amortization expenses, 2017	185
Expected amortization expenses, 2018	$ 96